Sale of Piceance and Arkoma Properties - Discontinued Operations (Piceance Basin and Arkoma Basin)	6 Months Ended
Jun. 30, 2013
Piceance Basin and Arkoma Basin
Sale of Assets
Sale of Piceance and Arkoma Properties - Discontinued Operations

(3) Sale of Piceance and Arkoma Properties—Discontinued Operations

        On December 21, 2012, the Company completed the sale of its Piceance Basin assets. The $316 million of net proceeds from the sale represented the purchase price of $325 million, adjusted for expenses of the sale and estimated income, expenses, and capital costs related to the Piceance Basin properties from the October 1, 2012 effective date of the sale through December 21, 2012. The Company recognized a loss of $364 million on the sale of the Piceance Basin assets in the fourth quarter of 2012. The purchaser also assumed all of the Company's Rocky Mountain firm transportation obligations, which totaled approximately $100 million. In connection with the sale of the Piceance Basin assets, the Company also liquidated its hedge positions related to the Piceance Basin and realized additional proceeds of approximately $100 million.

        On June 29, 2012, the Company completed its sale of its Arkoma Basin assets and the commodity hedges associated with the Arkoma assets. Proceeds from the sale of $427 million represent the purchase price of $445 million adjusted for expenses of the sale and estimated income, expenses, and capital costs from the effective date of the sale through the closing date of June 29, 2012. The Company recognized a loss of $432 million on the sale of the Arkoma Basin assets in the second quarter of 2012.

        Results of operations for the three months and six months ended June 30, 2012 for the Piceance Basin and Arkoma Basin assets are shown as discontinued operations on the accompanying Consolidated Statement of Operations and Comprehensive Income (Loss) and are comprised of the following (in thousands):

	Three months ended June 30, 2012	Six months ended June 30, 2012
Sales of oil, natural gas, and natural gas liquids	$35,103	82,406
Commodity derivative fair value gains (losses)	(550)	65,238

Total revenues	34,553	147,644

Lease operating expenses	6,331	13,965
Gathering, compression, and transportation	14,152	30,525
Production taxes	1,264	3,098
Exploration expenses	200	412
Impairment of unproved properties	243	993
Depletion, depreciation, and amortization	31,585	63,147
Accretion of asset retirement obligations	113	219
Loss on sale of discontinued operations	427,232	427,232

Total expenses	481,120	539,591

Loss from discontinued operations before income taxes	(446,567)	(391,947)
Income tax (expense) benefit	1,717	(12,727)

Net losss from discontinued operations attributable to Antero equity owners	$(444,850)	(404,674)